NOTES PAYABLE (Details Narrative)		1 Months Ended		3 Months Ended		12 Months Ended
	Mar. 06, 2023 USD ($)	Jan. 31, 2024 USD ($)	Sep. 30, 2023 USD ($) Integer $ / shares shares	Jan. 31, 2025 USD ($) Integer $ / shares	Jan. 31, 2024 USD ($)	Oct. 31, 2024 USD ($)	Oct. 31, 2023 USD ($) $ / shares shares
Debt Instrument [Line Items]
Legal fees	$ 15,000	$ 20,000
Proceeds from note payble	504,400
Share price | $ / shares				$ 0.001
Promissory note discount				$ 686,000		$ 680,000	$ 657,000
Unamortized debt discount				$ 39,000		45,000	68,000
Common stock issued as commitment fee for Promissory Note							283,000
Debt amortized discount							308,000
Warrant [Member]
Debt Instrument [Line Items]
Warrants issued							80,000
4 Investors [Member]
Debt Instrument [Line Items]
Principal amount			$ 250,000
Interest rate			8.00%
Warrants issued			$ 250,000
Aggregate purchase price			$ 725,000
Common stock purchase warrants | shares			7,813
Common stock par value | $ / shares			$ 0.001
4 Investors [Member] | Warrant [Member]
Debt Instrument [Line Items]
Common stock par value | $ / shares			0.001
Exercise price | $ / shares			$ 20.00
Trading days | Integer			20
Conversion price | $ / shares			$ 6.00
Promissory Note SPA 23 [Member]
Debt Instrument [Line Items]
Principal amount	$ 530,000
Interest rate	12.00%
Promissory note discount							308,000
Unamortized debt discount							10,600
Transaction fees							15,000
Common stock issued as commitment fee for Promissory Note							169,500
Fair value of warrant shares							$ 113,000
Promissory Note SPA 23 [Member] | Commitment Fee Shares [Member]
Debt Instrument [Line Items]
Number of shares issued | shares							75,000
Promissory Note SPA 23 [Member] | Warrant Shares [Member]
Debt Instrument [Line Items]
Number of shares issued | shares							50,000
Share price | $ / shares							$ 12.00
Promissory Note [Member]
Debt Instrument [Line Items]
Debt amortized discount						23,000	$ 4,000
Debt discount						45,000	$ 68,000
Interest Paid						$ 64,000
Convertible Promissory Notes [Member]
Debt Instrument [Line Items]
Interest rate				8.00%
Unamortized debt discount				$ 39,000
Trading days | Integer				20
Conversion price | $ / shares				$ 6.00
Maturity date				Sep. 30, 2026
Discount				$ 72,000
Amortization of discounts				$ 5,000	$ 5,000